Audit Information	12 Months Ended
Jun. 30, 2025
Auditor [Table]
Auditor Name	KD & Co.
Auditor Firm ID	7137
Auditor Location	Hong Kong, China
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of SuperX AI Technology Limited (formerly known as Super X AI Technology Limited and Junee Limited) and Subsidiaries (collectively, the “Company”) as of June 30, 2025 and June 30, 2024, consolidated statements of operations and comprehensive (loss) income, changes in shareholders’ equity, and cash flows for each of the years in the two-year period ended June 30, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2025 and June 30, 2024, and the results of its operations and its cash flows for each of the years in the two-year period ended June 30, 2025, in conformity with accounting principles generally accepted in the United States of America.